Financial risk management	9 Months Ended
Sep. 30, 2025
Financial Risk Management
Financial risk management

16.	Financial risk management:

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk, liquidity risk, and capital risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities. There have been no significant changes to the Company’s risk management strategies since December 31, 2024.

Amounts receivable consist of:

	September 30,	December 31,
	2025	2024

Trade receivables	$447	$3,265
Other miscellaneous receivables	93	102
	$540	$3,367

Trade receivables by geography consist of:

	September 30,	December 31,
	2025	2024

United States	$152	$154
Europe	277	338
Asia/Pacific	18	2,773
	$447	$3,265

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 15

An aging of the Company’s trade receivables are as follows:

	September 30,	December 31,
	2025	2024

Current	$388	$3,236
31-60 days	6	29
61-90 days	33	-
Over 91 days	20	-
	$447	$3,265

The balance of the past due amounts relates to recurring customers and are considered collectible.